Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Years ending June 30,
2014	$ 25,038
2015	9,102
2016	3,561
2017	0
2018	0
2019 and thereafter	0
Total	$ 37,701